FORM N-1A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 47 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 47 ☒

MIDAS MAGIC, INC.
(Exact Name of Registrant as Specified in Charter)

11 Hanover Square, New York, New York	10005
(Address of Principal Executive Offices)	(Zip Code)

1-212-480-6432
(Registrant's Telephone Number, including Area Code)

John F. Ramírez, Esq.
11 Hanover Square
New York, NY 10005
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City, County, and State of New York on the 21st day of May, 2012.

MIDAS MAGIC, INC.

/s/ Thomas B. Winmill
By: Thomas B. Winmill
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Chairman, Director, President,
/s/ Thomas B. Winmill	Chief Executive Officer, General Counsel, and Chief Legal Officer	May 21, 2012
Thomas B. Winmill

/s/ Thomas O'Malley	Treasurer, Chief Accounting Officer, Chief Financial Officer	May 21, 2012
Thomas O'Malley

/s/ Bruce B. Huber*	Director	May 21, 2012
Bruce B. Huber
/s/ James E. Hunt*	Director	May 21, 2012
James E. Hunt
/s/ Peter K. Werner*	Director	May 21, 2012
Peter K. Werner

___________________________________________
*Signed by John F. Ramirez, Attorney-in-Fact, pursuant to Powers of Attorney filed herewith.

DURABLE POWER OF ATTORNEY

THIS is intended to constitute a DURABLE POWER OF ATTORNEY pursuant to Article 5, Title 15 of the New York Obligations Law:

I, Peter K. Werner, do hereby appoint each of Thomas B. Winmill, John F. Ramirez, and Jacob Bukhsbaum, my attorneys-in-fact TO ACT SEPARTELY IN MY NAME, PLACE AND STEAD in any way which I myself could do, if I were personally present, with respect to the following matters:

1.
execute for and on behalf of the undersigned, in the undersigned’s capacity as an individual, officer and/or director of Dividend and Income Fund, Inc., Foxby Corp., Global Income Fund, Inc., Midas Fund, Inc., Midas Perpetual Portfolio, Inc., Midas Special Fund, Inc. and any future company or other entity (“Companies”), Forms 3, 4, 5, Form 144, registration statements, proxy statements, forms and schedules, and all other documents in accordance with all rules under the Securities Exchange Act of 1934, Securities Act of 1933, Investment Company Act of 1940, Investment Advisers Act of 1940 and all other applicable law (the “Documents”);

2.
do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such Documents and file same with the United States Securities and Exchange Commission and any stock exchange, clearing firm, registrar or transfer agent, as appropriate, or similar authority, and

3.
take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Durable Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact’s discretion.

The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming such attorney-in-fact, or such attorney-in-fact’s substitute or substitute’s, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted.  The undersigned hereby acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming, nor are the Companies assuming, any of the undersigned responsibilities to comply with the rules of the Securities Exchange Act of 1934, the Securities Act of 1933, Investment Company Act of 1940 or any other applicable law.

This Durable Power of Attorney shall not be affected by my subsequent disability or incompetence.

To induce any third party to act hereunder, I hereby agree that any third party receiving a duly executed copy or facsimile of this instrument may act hereunder, and that revocation or termination hereof shall be ineffective as to such third party unless and until actual notice or knowledge of such revocation or termination shall have been received by such third party, and I for myself and my heirs, executors, legal representatives and assigns, hereby agree to indemnify and hold harmless any such third party from and against any and all claims that may arise against such third party by reason of such third party having relied on the provisions of this instrument.

This Durable Power of Attorney may be revoked by me at any time.

IN WITNESS WHEREOF, I have hereunto signed my name this 8th of March, 2011.

/s/Peter K. Werner
Peter K. Werner

STATE OF NEW YORK	)
) ss
COUNTY OF NEW YORK	)

On March 8th, 2011 before me personally came Peter K. Werner, the individual  described in, and who executed the foregoing instrument, and he acknowledged to me that he executed the same.

Sworn to before me this
8th day of March, 2011.

/s/David Chen
Notary Public

DURABLE POWER OF ATTORNEY

THIS is intended to constitute a DURABLE POWER OF ATTORNEY pursuant to Article 5, Title 15 of the New York Obligations Law:

I, James E. Hunt, do hereby appoint each of Thomas B. Winmill, John F. Ramirez, and Jacob Bukhsbaum, my attorneys-in-fact TO ACT SEPARTELY IN MY NAME, PLACE AND STEAD in any way which I myself could do, if I were personally present, with respect to the following matters:

1.
execute for and on behalf of the undersigned, in the undersigned’s capacity as an individual, officer and/or director of Dividend and Income Fund, Inc., Foxby Corp., Global Income Fund, Inc., Midas Fund, Inc., Midas Perpetual Portfolio, Inc., Midas Special Fund, Inc. and any future company or other entity (“Companies”), Forms 3, 4, 5, Form 144, registration statements, proxy statements, forms and schedules, and all other documents in accordance with all rules under the Securities Exchange Act of 1934, Securities Act of 1933, Investment Company Act of 1940, Investment Advisers Act of 1940 and all other applicable law (the “Documents”);

2.
do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such Documents and file same with the United States Securities and Exchange Commission and any stock exchange, clearing firm, registrar or transfer agent, as appropriate, or similar authority, and

3.
take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Durable Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact’s discretion.

The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming such attorney-in-fact, or such attorney-in-fact’s substitute or substitute’s, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted.  The undersigned hereby acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming, nor are the Companies assuming, any of the undersigned responsibilities to comply with the rules of the Securities Exchange Act of 1934, the Securities Act of 1933, Investment Company Act of 1940 or any other applicable law.

This Durable Power of Attorney shall not be affected by my subsequent disability or incompetence.

To induce any third party to act hereunder, I hereby agree that any third party receiving a duly executed copy or facsimile of this instrument may act hereunder, and that revocation or termination hereof shall be ineffective as to such third party unless and until actual notice or knowledge of such revocation or termination shall have been received by such third party, and I for myself and my heirs, executors, legal representatives and assigns, hereby agree to indemnify and hold harmless any such third party from and against any and all claims that may arise against such third party by reason of such third party having relied on the provisions of this instrument.

This Durable Power of Attorney may be revoked by me at any time.

IN WITNESS WHEREOF, I have hereunto signed my name this 8th of March, 2011.

/s/James E. Hunt
James E. Hunt

STATE OF NEW YORK	)
) ss
COUNTY OF NEW YORK	)

On March 8th, 2011 before me personally came Peter K. Werner, the individual  described in, and who executed the foregoing instrument, and he acknowledged to me that he executed the same.

Sworn to before me this
8th day of March, 2011.

/s/David Chen
Notary Public

DURABLE POWER OF ATTORNEY

THIS is intended to constitute a DURABLE POWER OF ATTORNEY pursuant to Article 5, Title 15 of the New York Obligations Law:

I, Bruce B. Huber, do hereby appoint each of Thomas B. Winmill, John F. Ramirez, and Jacob Bukhsbaum, my attorneys-in-fact TO ACT SEPARTELY IN MY NAME, PLACE AND STEAD in any way which I myself could do, if I were personally present, with respect to the following matters:

1.
execute for and on behalf of the undersigned, in the undersigned’s capacity as an individual, officer and/or director of Dividend and Income Fund, Inc., Foxby Corp., Global Income Fund, Inc., Midas Fund, Inc., Midas Perpetual Portfolio, Inc., Midas Special Fund, Inc. and any future company or other entity (“Companies”), Forms 3, 4, 5, Form 144, registration statements, proxy statements, forms and schedules, and all other documents in accordance with all rules under the Securities Exchange Act of 1934, Securities Act of 1933, Investment Company Act of 1940, Investment Advisers Act of 1940 and all other applicable law (the “Documents”);

2.
do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such Documents and file same with the United States Securities and Exchange Commission and any stock exchange, clearing firm, registrar or transfer agent, as appropriate, or similar authority, and

3.
take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Durable Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact’s discretion.

The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming such attorney-in-fact, or such attorney-in-fact’s substitute or substitute’s, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted.  The undersigned hereby acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming, nor are the Companies assuming, any of the undersigned responsibilities to comply with the rules of the Securities Exchange Act of 1934, the Securities Act of 1933, Investment Company Act of 1940 or any other applicable law.

        This Durable Power of Attorney shall not be affected by my subsequent disability or incompetence.

To induce any third party to act hereunder, I hereby agree that any third party receiving a duly executed copy or facsimile of this instrument may act hereunder, and that revocation or termination hereof shall be ineffective as to such third party unless and until actual notice or knowledge of such revocation or termination shall have been received by such third party, and I for myself and my heirs, executors, legal representatives and assigns, hereby agree to indemnify and hold harmless any such third party from and against any and all claims that may arise against such third party by reason of such third party having relied on the provisions of this instrument.

This Durable Power of Attorney may be revoked by me at any time.

IN WITNESS WHEREOF, I have hereunto signed my name this 8th of March, 2011.

/s/Bruce B. Huber
Bruce B. Huber

STATE OF NEW YORK	)
) ss
COUNTY OF NEW YORK	)

On March 8th, 2011 before me personally came Peter K. Werner, the individual  described in, and who executed the foregoing instrument, and he acknowledged to me that he executed the same.

Sworn to before me this
8th day of March, 2011.

/s/David Chen
Notary Public

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document